As filed with the Securities and Exchange Commission on October 29, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  November 30, 2012

Date of reporting period:  August 31, 2012

Item 1. Schedules of Investments.

WBI Absolute Return Balanced Fund
Schedule of Investments
August 31, 2012 (Unaudited)

Shares	COMMON STOCKS - 43.89%	Value
	Beverage and Tobacco Product Manufacturing - 3.19%
17,293	PepsiCo, Inc.	$1,252,532
	Chemical Manufacturing - 2.27%
62,118	Huntsman Corp.	893,257
	Computer and Electronic Product Manufacturing - 1.83%
15,313	Harris Corp.	720,170
	Credit Intermediation and Related Activities - 12.73%
40,103	Bank of New York Mellon Corp.	903,922
32,468	JPMorgan Chase & Co.	1,205,861
16,998	PNC Financial Services Group, Inc.	1,056,596
7,914	Toronto-Dominion Bank (a)	647,998
34,869	Wells Fargo & Co.	1,186,592
		5,000,969
	Electrical Equipment, Appliance, and Component - 3.14%
24,303	Emerson Elecric Co.	1,232,648
	Food and Beverage Stores - 2.12%
53,249	Safeway, Inc.	833,347
	Machinery Manufacturing - 5.27%
13,214	Caterpillar, Inc.	1,127,551
15,908	Illinois Tool Works, Inc.	943,185
		2,070,736
	Miscellaneous Manufacturing - 4.33%
20,238	Coach, Inc.	1,176,435
7,268	Rockwell Automation, Inc.	523,732
		1,700,167
	Oil and Gas Extraction - 0.93%
11,122	Cenovus Energy, Inc. (a)	363,689
	Petroleum and Coal Products Manufacturing - 2.30%
12,900	Royal Dutch Shell PLC - ADR	902,613
	Rental and Leasing Services - 0.96%
9,462	Ryder System, Inc.	378,575
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.25%
38,319	Invesco Ltd. (a)	907,394
12,434	Waddell & Reed Financial, Inc. - Class A	368,047
		1,275,441
	Transportation Equipment Manufacturing - 1.57%
22,724	Johnson Controls, Inc.	618,320

	TOTAL COMMON STOCKS (Cost $16,285,656)	17,242,464

	EXCHANGE-TRADED FUNDS - 28.40%
20,087	iShares Barclays 7-10 Year Treasury Bond Fund	2,189,282
13,599	iShares Barclays 20+ Year Treasury Bond Fund	1,736,864
37,756	iShares Floating Rate Note ETF	1,896,106
12,377	iShares iBoxx $ High Yield Corporate Bond Fund	1,142,768
15,797	iShares iBoxx $ Investment Grade Corporate Bond Fund	1,908,752
57,392	iShares S&P U.S. Preferred Stock Index Fund	2,283,054

	TOTAL EXCHANGE-TRADED FUNDS (Cost $10,866,334)	11,156,826

Principal Amount	CORPORATE BONDS - 22.19%
	Aerospace Product and Parts Manufacturing - 1.02%
	Lockheed Martin Corp.
$356,000	4.25%, 11/15/2019	400,832

	Agencies, Brokerages, and Other Insurance Related Activities - 0.38%
	Aon PLC
142,000	3.50%, 9/30/2015	149,832

	Beverage Manufacturing - 0.39%
	Anheuser-Busch Cos., LLC
135,000	4.50%, 4/1/2018	154,533

	Building Equipment Contractors - 0.91%
	Omnicom Group, Inc.
320,000	4.45%, 8/15/2020	355,986

	Communications Equipment Manufacturing - 0.25%
	Harris Corp.
90,000	5.00%, 10/1/2015	98,652

	Computer and Peripheral Equipment Manufacturing - 2.16%
	Dell, Inc.
400,000	4.625%, 4/1/2021	439,680
	Hewlett-Packard Co.
407,000	4.30%, 6/1/2021	409,424
		849,104
	Depository Credit Intermediation - 1.08%
	Citigroup, Inc.
262,000	5.125%, 5/5/2014	276,952
	Wells Fargo & Co.
136,000	5.00%, 11/15/2014	146,826
		423,778
	Electric Power Generation, Transmission and Distribution - 1.49%
	Exelon Generation Co., LLC
135,000	5.20%, 10/1/2019	152,533
	PSEG Power LLC
400,000	4.15%, 9/15/2021	433,267
		585,800
	Health and Personal Care Stores - 0.40%
	Express Scripts, Inc.
148,000	3.125%, 5/15/2016	157,477

	Insurance Carriers - 2.02%
	MetLife, Inc.
305,000	4.75%, 2/8/2021	353,383
	WellPoint, Inc.
440,000	3.125%, 5/15/2022	439,182
		792,565
	Investigation and Security Services - 0.04%
	Tyco International Finance
15,000	3.375%, 10/15/2015	16,022

	Management of Companies and Enterprises - 0.70%
	JPMorgan Chase & Co.
270,000	2.60%, 1/15/2016	280,491

	Medical Equipment and Supplies Manufacturing - 0.26%
	Zimmer Holdings, Inc.
90,000	4.625%, 11/30/2019	102,988

	Motion Picture and Video Industries - 1.80%
	Time Warner, Inc.
323,000	4.00%, 1/15/2022	354,790
	Viacom, Inc.
322,000	3.50%, 4/1/2017	350,173
		704,963
	Newspaper, Periodical, Book, and Directory Publishers - 0.54%
	Thomson Reuters Corp.
193,000	3.95%, 9/30/2021	210,386

	Non-Depository Credit Intermediation - 1.51%
	American Express Credit
148,000	2.80%, 9/19/2016	157,718
	General Electric Capital Corp.
133,000	5.625%, 5/1/2018	157,699
15,000	5.55%, 10/15/2020	17,065
230,000	5.15%, 6/15/2023	259,737
		592,219
	Nonmetallic Mineral Mining and Quarrying - 0.42%
	Potash Corporation of Saskatchewan, Inc.
152,000	3.25%, 12/1/2017	166,139

	Pharmaceutical and Medicine Manufacturing - 2.09%
	Amgen, Inc.
406,000	2.125%, 5/15/2017	419,486
	Celgene Corp.
400,000	3.25%, 8/15/2022	402,804
		822,290
	Pipeline Transportation of Natural Gas - 0.73%
	Kinder Morgan Energy Partners
265,000	4.15%, 3/1/2022	285,299

	Securities and Commodity Contracts Intermediation and Brokerage - 1.78%
	Goldman Sachs Group, Inc.
340,000	3.625%, 2/7/2016	352,785
	Prudential Financial, Inc.
328,000	3.00%, 5/12/2016	345,188
		697,973
	Software Publishers - 1.21%
	Adobe Systems, Inc.
136,000	4.75%, 2/1/2020	153,264
	BMC Software, Inc.
315,000	4.25%, 2/15/2022	321,459
		474,723
	Wired Telecommunications Carriers - 1.01%
	AT&T, Inc.
336,000	4.45%, 5/15/2021	395,009

	TOTAL CORPORATE BONDS (Cost $8,527,021)	8,717,061

Shares	SHORT-TERM INVESTMENTS - 4.00%
1,570,141	Invesco STIT-Treasury Portfolio - Institutional Class, 0.02% (b)	1,570,141
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,570,141)	1,570,141

	TOTAL INVESTMENTS IN SECURITIES (Cost $37,249,152) - 98.48%	38,686,492
	Other Assets in Excess of Liabilities - 1.52%	598,285
	NET ASSETS - 100.00%	$39,284,777

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
(a)	U.S. traded security of a foreign issuer.
(b)	Rate shown is the 7-day yield as of August 31, 2012.

WBI Absolute Return Dividend Growth Fund
Schedule of Investments
August 31, 2012 (Unaudited)

Shares	COMMON STOCKS - 94.94%	Value
	Administrative and Support Services - 2.65%
28,901	Robert Half International, Inc.	$760,096
	Amusement, Gambling, and Recreation Industries - 2.67%
18,061	Las Vegas Sands Corp.	765,606
	Beverage and Tobacco Product Manufacturing - 3.99%
15,811	PepsiCo, Inc.	1,145,191
	Chemical Manufacturing - 3.85%
22,195	E. I. du Pont de Nemours & Co.	1,104,201
	Computer and Electronic Product Manufacturing - 8.37%
66,284	Cisco Systems, Inc.	1,264,699
18,531	QUALCOMM, Inc.	1,138,915
		2,403,614
	Credit Intermediation and Related Activities - 15.14%
21,690	Associated Banc-Corp.	281,102
52,988	Bank Of New York Mellon Corp.	1,194,350
24,776	East West Bancorp, Inc.	543,586
130,409	Huntington Bancshares, Inc.	860,700
32,160	JPMorgan Chase & Co.	1,194,422
11,486	Trustmark Corp.	272,103
		4,346,263
	Electrical Equipment, Appliance, and Component - 2.90%
16,435	Emerson Electric Co.	833,583
	Fabricated Metal Product Manufacturing - 7.22%
14,853	Parker Hannifin Corp.	1,187,943
14,215	Sturm Ruger & Co., Inc.	615,509
12,027	Kaydon Corp.	267,481
		2,070,933
	Food and Beverage Stores - 4.04%
74,011	Safeway, Inc.	1,158,272
	Machinery Manufacturing - 9.96%
14,843	Deere & Co.	1,114,858
3,712	Caterpillar, Inc.	316,745
9,479	Illinois Tool Works, Inc.	562,010
23,454	Kennametal, Inc.	864,045
		2,857,658
	Merchant Wholesalers, Durable Goods - 1.01%
7,129	Applied Industrial Technologies, Inc.	290,008
	Miscellaneous Manufacturing - 1.76%
7,011	Rockwell Automation, Inc.	505,213
	Motion Picture and Sound Recording Industries - 2.00%
24,532	Cinemark Holdings, Inc.	574,539
	Oil and Gas Extraction - 2.40%
21,050	Cenovus Energy, Inc. (a)	688,335
	Petroleum and Coal Products Manufacturing - 12.66%
10,642	Chevron Corp.	1,193,607
14,248	Exxon Mobil Corp.	1,243,850
17,091	Royal Dutch Shell PLC - ADR	1,195,857
		3,633,314
	Printing and Related Support Activities - 1.30%
13,151	Deluxe Corp.	373,094
	Professional, Scientific, and Technical Services - 4.08%
19,024	Accenture PLC - Class A (a)	1,171,878
	Publishing Industries (Except Internet) - 4.47%
31,811	Microsoft Corp.	980,415
9,903	Scholastic Corp.	302,537
		1,282,952
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.33%
12,782	Evercore Partners, Inc. - Class A	315,715
12,855	Invesco Ltd. (a)	304,407
10,291	MarketAxess Holdings, Inc.	335,178
		955,300
	Transportation Equipment Manufacturing - 1.14%
10,391	Thor Industries, Inc.	326,693

	TOTAL COMMON STOCKS (Cost $25,704,246)	27,246,743

	SHORT-TERM INVESTMENTS - 0.09%
26,210	Invesco STIT-Treasury Portfolio - Institutional Class, 0.02% (b)	26,210
	TOTAL SHORT-TERM INVESTMENTS (Cost $26,210)	26,210

	TOTAL INVESTMENTS IN SECURITIES (Cost $25,730,456) - 95.03%	27,272,953
	Other Assets in Excess of Liabilities - 4.97%	1,426,361
	NET ASSETS - 100.00%	$28,699,314

ADR	American Depositary Receipt
(a)	U.S. traded security of a foreign issuer.
(b)	Rate shown is the 7-day yield as of August 31, 2012.

WBI Funds
Notes to the Schedule of Investments
August 31, 2012 (Unaudited)

Note 1 – Securities Valuation

The WBI Absolute Return Balanced Fund and the WBI Absolute Return Dividend Growth Fund’s (each a “Fund” and collectively, the “Funds”) investments in securities are carried at their fair value. Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, Funds' administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of August 31, 2012:

WBI Absolute Return Balanced Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Finance and Insurance	$6,276,410	$-	$-	$6,276,410
Manufacturing	9,390,443	-	-	9,390,443
Mining, Quarrying, and Oil and Gas Extraction	363,689	-	-	363,689
Real Estate and Rental and Leasing	378,575	-	-	378,575
Retail Trade	833,347	-	-	833,347
Total Common Stocks	17,242,464	-	-	17,242,464
Exchange-Traded Funds	11,156,826	-	-	11,156,826
Short-Term Investments	1,570,141	-	-	1,570,141
Corporate Bonds	-	8,717,061	-	8,717,061
Total Investments in Securities	$29,969,431	$8,717,061	$-	$38,686,492

WBI Absolute Return Dividend Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Administrative Support & Waste Management	$760,096	$-	$-	$760,096
Arts and Entertainment and Recreation	765,606	-	-	765,606
Finance and Insurance	4,159,760	-	-	4,159,760
Information	1,857,491	-	-	1,857,491
Management of Companies and Enterprises	1,141,802	-	-	1,141,802
Manufacturing	15,253,494	-	-	15,253,494
Mining, Quarrying, and Oil and Gas Extraction	688,335	-	-	688,335
Professional, Scientific, and Technical Services	1,171,879	-	-	1,171,879
Retail Trade	1,158,272	-	-	1,158,272
Wholesale Trade	290,008	-		290,008
Total Common Stocks	27,246,743	-	-	27,246,743
Short-Term Investments	26,210	-	-	26,210
Total Investments in Securities	$27,272,953	$-	$-	$27,272,953

Refer to the Funds’ Schedule of Investments for a detailed break-out of securities.  Transfers between levels are recognized at August 31, 2012, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Funds during the quarter ended August 31, 2012.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at August 31, 2012 was as follows*:

WBI Absolute Return Balanced Fund

Cost of investments	$37,249,152

Gross unrealized appreciation	$1,493,909
Gross unrealized depreciation	(56,569)
Net unrealized appreciation	$1,437,340

WBI Absolute Return Dividend Growth Fund

Cost of investments	$25,760,732

Gross unrealized appreciation	$1,752,774
Gross unrealized depreciation	(240,553)
Net unrealized appreciation	$1,512,221

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
               Douglas G. Hess, President

Date 10/22/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
               Douglas G. Hess, President

Date 10/22/12

By (Signature and Title)*  /s/Cheryl L. King
   Cheryl L. King, Treasurer

Date 10/22/12

* Print the name and title of each signing officer under his or her signature.